Tax, Movement in Deferred Tax Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in deferred tax liability (asset) [Abstract]
Deferred tax liability (asset)	$ 9,513	$ 9,853	$ 9,291
Charged/(credited) to profit or loss	(676)	(1,141)	1,684
Charged/(credited) to equity	0	801	(1,122)
Deferred tax liability (asset)	$ 8,837	$ 9,513	$ 9,853